Capital Stock	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Notes to Financial Statements
4. Capital Stock

The total authorized capital is 75,000,000 common shares with a par value of $0.001 per common share.

Issued and outstanding

The Company had 23,802,264 and 22,170,000 common shares issued and outstanding as at May 31, 2017 and August 31, 2016, respectively.

The total authorized capital is 75,000,000 common shares with a par value of $0.001 per common share.

On January 9, 2008, the Company affected a thousand (1,000) for one (1) forward stock split of all outstanding common shares and a corresponding forward increase in the Company’s authorized common stock. The effect of the forward split was to increase the number of the Company’s authorized common shares from 75,000 shares par value $0.001 to 75,000,000 shares par value $0.001. At the time of the stock split, the Company had no common shares issued and outstanding.

All references in these financial statements to number of common shares, price per share and weighted average number of common shares have been adjusted to reflect the stock split on a retroactive basis, unless otherwise noted.

Issued and outstanding

The Company had 22,170,000 common shares issued and outstanding as at August 31, 2016 and 2015.